Condensed Balance Sheets - USD ($)	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Assets:
Cash	$ 126,622	$ 981,606	$ 300,000
Prepaid expense	248,103	16,589
Total current assets	374,725	998,195	300,000
Deferred offering costs			87,885
Investments held in Trust Account	277,859,656	277,845,876
Total assets	278,234,381	278,844,071	387,885
Liabilities [Abstract]
Accounts payable and accrued expense	2,839,039	28,509
Due to related parties	385,366	55,931	85,851
Advance from Sponsor			300,000
Total current liabilities	3,224,405	84,440	385,851
Deferred underwriting commissions	9,660,000	9,660,000
Warrant Liability	22,975,200	36,620,000
Total liabilities	35,859,605	46,364,440	385,851
Commitments and Contingencies
Shareholders' equity:
Preferred shares, $0.0001 par value; 1,000,000 shares authorized; no shares issued and outstanding
Additional paid-in capital	5,633,547	15,528,588	24,310
Retained earnings (accumulated deficit)	(634,617)	(10,529,762)	(22,966)
Total shareholders' equity	5,000,006	5,000,001	2,034
Total liabilities and shareholders' equity	278,234,381	278,844,071	387,885
Class A Common Stock
Liabilities [Abstract]
Class A ordinary shares subject to possible redemption, $0.0001 par value; 23,737,477 shares and 22,747,963 shares at June 30, 2021 and December 31, 2020, respectively (at redemption value of $10.00 per share)	237,374,770	227,479,630
Shareholders' equity:
Ordinary shares	386	485
Total shareholders' equity	386	485
Class B common stock
Shareholders' equity:
Ordinary shares	690	690	690
Total shareholders' equity	$ 690	$ 690	$ 690